Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments Measured on a Recurring Basis

The table below summarizes these items as of June 30, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall.

Description	Balance at June 30, 2012	Quoted in Markets Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swaps	$(3,711)	$—	$(3,711)	$—
Contingent consideration obligations	(402)	—	—	(402)

Total	$(4,113)	$—	$(3,711)	$(402)

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall.

Description	Balance at December 31, 2011	Quoted in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent Consideration Obligations	$(501)	$—	$—	$(501)

Reconciliation of the Fair Value of the Liabilities That Use Significant Unobservable Inputs (Level 3)

The table below presents a reconciliation of the fair value of the liabilities that use significant unobservable inputs (Level 3).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended June 30, 2012	Three Months Ended June 30, 2011	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011
Balance at beginning of period	$(445)	$(13,529)	$(501)	$(16,046)
Issuances of contingent consideration	—	230	—	479
Settlement of contingent consideration	43	69	99	934
Total changes included in other income	—	2,235	—	3,638

Balance at end of period	$(402)	$(10,995)	$(402)	$(10,995)

The table below presents a reconciliation of the fair value of our liabilities that use significant unobservable inputs (Level 3).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year Ended December 31, 2010	Fiscal Year Ended December 31, 2009
Balance at beginning of period	$(9,163)	$(16,046)	$—	—
Issuances of contingent consideration	(49)	(2,154)	(25,330)	—
Settlement of contingent consideration	2,868	1,001	—	—
Total changes included in other income, net	5,843	8,036	9,284	—

Balance at end of period	$(501)	$(9,163)	$(16,046)	$—

Carrying Amount and the Estimated Fair Value of Financial Instruments

The carrying amount and the estimated fair value of financial instruments held by the Company as of June 30, 2012 were:

	Carrying Amount	Fair Value
Cash and cash equivalents	$52,388	$52,388
Accounts receivable	$192,036	$192,036
Senior Credit Facilities (Level 1)	$1,262,860	$1,298,499
Senior Notes (Level 2)	$730,333	$841,875
Cost method investment (Level 3)	$3,458	$3,497

The carrying amount and the estimated fair value of financial instruments held by the Company as of December 31, 2011 were:

	Carrying Amount	Fair Value
Cash and cash equivalents	$37,925	$37,925
Accounts receivable	$188,960	$188,960
Senior Credit Facilities (Level 1)	$1,200,840	$1,251,885
Senior Notes (Level 2)	$729,609	$787,504
Cost method investment (Level 3)	$3,458	$3,461